Selected quarterly financial results (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Sales and revenues	$ 11,030	$ 10,962	$ 12,317	$ 12,702	$ 14,244	$ 13,549	$ 14,150	$ 13,241	$ 47,011		$ 55,184		$ 55,656
Less: Revenues	(712)	(677)	(734)	(741)	(744)	(791)	(759)	(748)	(2,864)		(3,042)		(2,962)
Sales	10,318	10,285	11,583	11,961	13,500	12,758	13,391	12,493	44,147		52,142		52,694
Cost of goods sold	8,240	7,872	8,674	8,760	11,662	9,563	10,127	9,366	33,546		40,718		38,432
Gross margin	2,078	2,413	2,909	3,201	1,838	3,195	3,264	3,127
Profit	$ (94)	$ 559	$ 802	$ 1,245	$ (822)	$ 1,158	$ 1,102	$ 1,014	$ 2,512	[1]	$ 2,452	[1]	$ 6,556	[1]
Profit (loss) per common share	$ (0.16)	$ 0.95	$ 1.33	$ 2.06	$ (1.36)	$ 1.89	$ 1.76	$ 1.62	$ 4.23		$ 3.97		$ 10.16
Profit (loss) per common share - diluted	$ (0.16)	$ 0.94	$ 1.31	$ 2.03	$ (1.36)	$ 1.86	$ 1.73	$ 1.59	$ 4.18	[2]	$ 3.90	[2]	$ 9.95	[2]
Restructuring costs	$ 679								$ 898		$ 432		$ 200

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.